Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2016	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Loan repaid by debtors				$ 7,912,000
Estimated future sublease income				900,000
Employee
Related Party Transaction [Line Items]
Related party transaction rent expense			$ 400,000
Cosmopack and Promotions
Related Party Transaction [Line Items]
Related party transaction selling, general and administrative expenses			3,700,000
TPG Growth II Management, LLC
Related Party Transaction [Line Items]
Management and consulting fees incurred			$ 800,000	900,000	$ 900,000
Due to related party				0
Key Management Personnel
Related Party Transaction [Line Items]
Loan repaid by debtors	$ 7,900,000			$ 12,000,000
Predecessor | Employee
Related Party Transaction [Line Items]
Related party transaction rent expense		$ 36,000
Predecessor | Cosmopack and Promotions
Related Party Transaction [Line Items]
Related party transaction selling, general and administrative expenses		$ 400,000